UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-05276_

Value Line Funds Variable Trust

(Exact name of registrant as specified in charter)

7 Times Square, New York, N.Y. 10036

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2020

Date of reporting period: June 30, 2020

Item I. Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/20 is included with this Form.

■ Value Line VIP Equity Advantage Fund,
a series of Value Line Funds Variable Trust
Semi-Annual Report
To Contractowners

Cynthia Starke,
Portfolio Manager
Objective:
Capital Appreciation
Inception Date:
January 1, 2015
Net Assets at
June 30, 2020:
$1,704,617
Portfolio Composition at 6/30/2020 (Unaudited):
(Percentage of
Net Assets)
Top Ten Holdings As of 6/30/2020 (Unaudited)*
Company	Percentage of Net Assets
Cohen & Steers Quality Income Realty Fund, Inc.	1.80%
Royce Value Trust, Inc.	1.77%
Nuveen Dow 30SM Dynamic Overwrite Fund	1.76%
Aberdeen Emerging Markets Equity Income Fund, Inc.	1.70%
John Hancock Tax-Advantaged Dividend Income Fund	1.69%
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1.69%
Tekla Life Sciences Investors	1.69%
Eaton Vance Tax-Advantaged Global Dividend Income Fund	1.68%
BlackRock Enhanced Global Dividend Trust	1.66%
Nuveen S&P 500 Dynamic Overwrite Fund	1.66%

*
Excludes short-term investments.

Average Annual Total Returns (For periods ended 6/30/2020) (Unaudited)
	YTD	1 Yr	3 Yr	5 Yr	Since Inception 1/1/2015
Value Line VIP Equity Advantage Fund	(23.41%)	(18.57%)	(3.28%)	0.83%	0.61%
S&P 500® Index	(3.08%)	7.51%	10.73%	10.73%	9.94%
First Trust Equity Closed End Total Return Index	(16.24%)	(10.28%)	0.38%	2.93%	2.27%
All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call (888)-Guardian (482-7342) or visit www.guardianOnLine.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

About information in this report:
•
It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

Value Line VIP Equity Advantage Fund

■ Value Line VIP Equity Advantage Fund,
a series of Value Line Funds Variable Trust
Semi-Annual Report
To Contractowners

Fund Expenses (Unaudited)
By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example below is based on an investment of $1,000 invested on January 1, 2020 and held for six months ended June 30, 2020.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000.00	$765.90	$5.49	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.27	1.25%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the Fund’s most recent fiscal one-half year). This expense ratio may differ from the expense ratio shown in the financial highlights.

Value Line VIP Equity Advantage Fund

■ Value Line VIP Equity Advantage Fund
 Schedule of Investments
June 30, 2020 (unaudited)
Shares		Value
Closed-End Funds — 51.5%
AGGRESSIVE ALLOCATION — 1.6%
1,100	Tri-Continental Corp.	$27,181
CHINA REGION — 2.9%
1,300	Morgan Stanley China A Share Fund, Inc.	25,363
1,200	Templeton Dragon Fund, Inc.	24,216
		49,579
CONSERVATIVE ALLOCATION — 1.7%
1,500	John Hancock Tax-Advantaged Dividend Income Fund	28,890
DIVERSIFIED EMERGING MARKETS — 1.7%
4,800	Aberdeen Emerging Markets Equity Income Fund, Inc.	29,040
ENERGY LIMITED PARTNERSHIP — 3.5%
5,900	ClearBridge MLP & Midstream Total Return Fund, Inc.	15,989
1,028	Goldman Sachs MLP Income Opportunities Fund	9,848
3,000	Kayne Anderson MLP/Midstream Investment Co.	15,840
6,000	Neuberger Berman MLP & Energy Income Fund, Inc.	17,640
		59,317
EQUITY ENERGY — 1.5%
2,300	Adams Natural Resources Fund, Inc.	26,128
FINANCIAL — 1.5%
1,100	John Hancock Financial Opportunities Fund	25,245
FOREIGN LARGE BLEND — 1.6%
5,300	BlackRock Enhanced International Dividend Trust	27,242
GLOBAL REAL ESTATE — 1.6%
5,800	Aberdeen Global Premier Properties Fund	27,028
HEALTH — 3.3%
1,300	Tekla Healthcare Investors	27,729
1,600	Tekla Life Sciences Investors	28,736
		56,465
LARGE BLEND — 4.9%
2,200	Nuveen Dow 30SM Dynamic Overwrite Fund	29,942
2,300	Nuveen S&P 500 Buy-Write Income Fund	25,300
2,200	Nuveen S&P 500 Dynamic Overwrite Fund	28,248
		83,490
Shares		Value
LARGE GROWTH — 3.8%
1,350	Eaton Vance Enhanced Equity Income Fund II	$23,774
2,000	Eaton Vance Risk-Managed Diversified Equity Income Fund	19,120
2,000	Eaton Vance Tax-Managed Diversified Equity Income Fund	21,560
		64,454
LARGE VALUE — 2.8%
2,700	BlackRock Enhanced Equity Dividend Trust	19,818
1,600	Gabelli Dividend & Income Trust (The)	28,160
		47,978
MID-CAP GROWTH — 1.5%
750	Source Capital, Inc.	24,812
NATURAL RESOURCES — 1.5%
4,300	BlackRock Resources & Commodities Strategy Trust	26,359
REAL ESTATE — 1.8%
2,800	Cohen & Steers Quality Income Realty Fund, Inc.	30,604
SMALL BLEND — 1.8%
2,400	Royce Value Trust, Inc.	30,096
TECHNOLOGY — 1.5%
1,150	Nuveen NASDAQ 100 Dynamic Overwrite Fund	26,462
UTILITIES — 2.9%
1,050	BlackRock Utilities Infrastructure & Power Opportunities Trust	22,307
1,200	Cohen & Steers Infrastructure Fund, Inc.	26,460
		48,767
WORLD ALLOCATION — 1.7%
2,000	Eaton Vance Tax-Advantaged Global Dividend Income Fund	28,560
WORLD STOCK — 6.4%
3,000	BlackRock Enhanced Global Dividend Trust	28,260
3,100	Eaton Vance Tax-Managed Global Buy Write Opportunities Fund	26,815
3,900	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	28,782
5,300	Voya Global Equity Dividend and Premium Opportunity Fund	25,599
		109,456
Total Closed-End Funds (Cost $1,069,307)		877,153

See Notes to Financial Statements.

■ Value Line VIP Equity Advantage Fund
 Schedule of Investments (Continued)
June 30, 2020 (unaudited)
Shares		Value
Short-Term Investment — 49.8%
Money Market Fund — 49.8%
849,208	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.116%(1)	$849,208
Total Short-Term Investments (Cost $849,208)		849,208
Total Investments — 101.3% (Cost $1,918,515)		$1,726,361
Shares	Value
Excess Of Liabilities Over Cash And Other Assets — (1.3)%	$(21,744)
Net Assets — 100.0%	$1,704,617

(1)
Rate reflects 7 day yield as of June 30, 2020.

MLP
Master Limited Partnership.

The following table summarizes the inputs used to value the Fund’s investments in securities as of June 30, 2020 (See Note 1B):
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds*	$877,153	$—	$—	$877,153
Short-Term Investment	849,208	—	—	849,208
Total Investments in Securities	$1,726,361	$—	$—	$1,726,361

*
See Schedule of Investments for further breakdown by category.

See Notes to Financial Statements.

■  Value Line VIP Equity Advantage Fund
 Statement of Assets and Liabilities
 Statement of Operations

At June 30, 2020 (unaudited)

Assets:
Investment securities, at value (Cost – $1,918,515)	$1,726,361
Cash	240
Receivable from Adviser	8,248
Dividends and interest receivable	3,779
Prepaid expenses	61
Total Assets	1,738,689
Liabilities:
Accrued expenses:
Custody and accounting fees payable	9,840
Fund administration fees payable	7,003
Auditing and legal fees payable	5,083
Printing fee payable	4,896
Professional fee payable	2,031
Directors’ fees and expenses	28
Other	5,191
Total Liabilities	34,072
Net Assets	$1,704,617
Net assets consist of:
Capital stock, at $0.01 par value (authorized unlimited, outstanding 218,091 shares)	$2,181
Additional paid-in capital	2,124,978
Total Distributable Earnings (Loss)	(422,542)
Net Assets	$1,704,617
Net Asset Value Per Outstanding Share ($1,704,617 ÷ 218,091 shares outstanding)	$7.82
For the Six Months Ended
June 30, 2020 (unaudited)

Investment Income:
Dividends	$62,439
Interest	164
Total Income	62,603
Expenses:
Advisory fees	4,774
Service and distribution plan fees	3,820
Sub-transfer agent fees	1,262
Custody and accounting fees	22,970
Fund administration fees	15,586
Printing and postage fees	6,841
Compliance and tax service fees	2,095
Transfer agent fees	549
Auditing and legal fees	198
Directors’ fees and expenses	139
Other	7,531
Total Expenses Before Fees Waived and Expenses Reimbursed (See Note 5)	65,765
Less: Advisory Fees Waived and Expenses Reimbursed	(48,747)
Less: Service and Distribution Plan Fees Waived	(3,820)
Less: Sub-Transfer Agent Fees Waived by the Distributor	(1,262)
Net Expenses	11,936
Net Investment Income	50,667
Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain/(Loss) From:
Investments	(340,989)
Change in Net Unrealized Appreciation/(Depreciation) of:
Investments	(263,119)
Net Realized Gain/(Loss) and Change in Net Unrealized Appreciation/(Depreciation) on Investments	(604,108)
Net Decrease in Net Assets from Operations	$(553,441)

See Notes to Financial Statements.

■  Value Line VIP Equity Advantage Fund
 Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
Operations:
Net investment income	$50,667	$100,457
Net realized loss on investments	(340,989)	(37,558)
Change in net unrealized appreciation/(depreciation) on investments	(263,119)	472,065
Net increase/(decrease) in net assets from operations	(553,441)	534,964
Distributions to Shareholders from:
Distributable Earnings	—	(248,533)
Share Transactions:
Proceeds from sale of shares	49,097	185,027
Proceeds from reinvestment of distributions to shareholders	—	248,533
Cost of shares redeemed	(264,447)	(449,275)
Net decrease in net assets from capital share transactions	(215,350)	(15,715)
Total increase/(decrease) in net assets	(768,791)	270,716
Net Assets:
Beginning of period	2,473,408	2,202,692
End of period	$1,704,617	$2,473,408

See Notes to Financial Statements.

■  Value Line VIP Equity Advantage Fund
 Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:
	Six Months Ended June 30, 2020 (unaudited)	Years Ended December 31,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.21	$9.06	$11.89	$10.09	$9.30	$10.00
Income/(loss) from investment operations:
Net investment income(1)	0.22(2)	0.44	0.41	0.64	0.01	0.10
Net gains/(losses) on securities (both realized and unrealized)	(2.61)	1.79	(1.75)	1.50	0.90	(0.80)
Total from investment operations	(2.39)	2.23	(1.34)	2.14	0.91	(0.70)
Less distributions:
Dividends from net investment income	—	(0.43)	(0.67)	(0.04)	(0.07)	—
Distributions from net realized gains	—	(0.65)	(0.82)	(0.30)	(0.05)	—
Total distributions	—	(1.08)	(1.49)	(0.34)	(0.12)	—
Net asset value, end of period	$7.82	$10.21	$9.06	$11.89	$10.09	$9.30
Total return*	(23.41)%(3)	25.21%	(13.03)%	21.36%	9.82%	(7.00)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,705	$2,473	$2,203	$2,798	$2,082	$877
Ratio of gross expenses to average net assets(4)(5)	6.89%(6)	5.91%	4.31%	4.81%	7.81%	21.69%
Ratio of net expenses to average net assets(5)(7)	1.25%(6)	1.25%	1.25%	1.39%(8)	1.75%	1.75%
Ratio of net investment income to average net assets	5.31%(6)	4.14%	3.55%(9)	5.98%	0.68%	2.06%
Portfolio turnover rate	34%(3)	86%	104%	121%	74%	91%

*
Total returns do not reflect the effects of charges deducted under the terms of Guardian Insurance and Annuity Company, Inc.’s (GIAC) variable contracts. Including such charges would reduce the total returns for all years shown.

(1)
Net investment income (loss) is affected by the timing, and character, of distributions from underlying funds in which the Fund invests.

(2)
Per share amounts are calculated based on average shares outstanding during the period.

(3)
Not annualized.

(4)
Ratio reflects expenses grossed up for the waiver and/or reimbursement by the Adviser, Distributor and sub-transfer agent of certain expenses incurred by the Fund.

(5)
Does not include expenses of underlying funds in which the Fund invests.

(6)
Annualized.

(7)
Ratio reflects expenses net of the reimbursement by the Adviser, Distributor and sub-transfer agent of certain expenses incurred by the Fund.

(8)
Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25%.

(9)
The amount previously reported in the Fund’s 2018 Annual Report has been revised. The change was not considered material to the prior period. In the Fund’s 2018 Annual Report, the Fund reported the ratio as 7.45%.

See Notes to Financial Statements.

■ Value Line VIP Equity Advantage Fund
  Notes to Financial Statements

June 30, 2020 (unaudited)

1.
Significant Accounting Policies

Value Line VIP Equity Advantage Fund (the “Fund”), a series of Value Line Funds Variable Trust (the “Trust”), is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund seeks to achieve capital appreciation; current income being a secondary objective, by primarily investing in a diversified basket of U.S. closed-end funds, which EULAV Asset Management (the “Adviser”) believes offer opportunities for growth and dividend income. To a lesser extent, the Fund invests in exchange traded funds or “ETFs” and preferred stocks. The Fund is part of the Value Line Family of Funds (the “Value Line Funds”), a family of mutual funds that consists of a variety of equity, fixed income and hybrid funds.
The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.
(A) Security Valuation:   Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value (“NAV”) is being determined. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates fair value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost.
Investments in shares of open-end mutual funds, including money market funds, are valued at their daily NAV which is calculated as of the close of regular trading on the New York Stock Exchange (“ NYSE”) (usually 4:00 P.M. Eastern Time) on each day on which the NYSE is open for business. NAV per share is determined by dividing the fund’s total net assets by the fund’s total number of shares outstanding at the time of calculation.
The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Adviser. A valuation committee (the “Valuation Committee”) and a pricing committee (the “Pricing Committee”) have been established by the Board. The Valuation Committee oversees the implementation of the Funds’ valuation methods and makes fair value determinations on behalf of the Board, as necessary. The Pricing Committee monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Pricing Committee determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.
(B) Fair Value Measurements:   The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

■ Value Line VIP Equity Advantage Fund
  Notes to Financial Statements (Continued)

June 30, 2020 (unaudited)

•
Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•
Level 3 — Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
(C) Federal Income Taxes:   It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to their shareholders. Therefore, no provision for federal income tax is required.
As of June 30, 2020, and for all open tax years, management has analyzed the Funds’ tax positions taken on federal and state income tax returns, and has concluded that no provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and the state departments of revenue. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(D) Securities Transactions and Distributions:   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of the first-in first-out convention (“FIFO”). Interest income on investments, adjusted for amortization of discount and premium, if applicable, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.
It is the Fund’s policy to distribute annually to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Fund, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Fund at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board.
(E) Representations and Indemnifications:   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.
(F) Other Risks:   An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in late 2019 and has been declared a pandemic by the World Health Organization. The impact of COVID-19 could be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. This may impact liquidity in the marketplace, which in turn may affect a Fund’s ability to meet redemption requests. Public health crises caused by the COVID-19 pandemic may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 pandemic and its effects cannot be determined with certainty, and could prevent a fund from executing advantageous investment decisions in a timely manner and negatively impact a fund’s ability to achieve its investment objective.

■ Value Line VIP Equity Advantage Fund
  Notes to Financial Statements (Continued)

June 30, 2020 (unaudited)

(G) Subsequent Events:   Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require adjustment to or disclosure in the financial statements other than the following:
The Board of Trustees approved a plan to liquidate and terminate the Fund with liquidation effective on July 15, 2020.
2.
Capital Share Transactions, Dividends and Distributions

Shares of the Fund are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc. (GIAC). Transactions in shares of beneficial interest in the Fund were as follows:
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
Shares sold	6,299	18,210
Shares issued to shareholders in reinvestment of dividends and distributions	—	25,675
Shares redeemed	(30,387)	(44,706)
Net decrease	(24,088)	(821)

3.
Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments for the period ended June 30, 2020, were as follows:
Purchases of Investment Securities	Sales of Investment Securities
$563,993	$1,459,295

4.
Income Taxes

At June 30, 2020, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were:
Cost of investments for tax purposes	Gross tax unrealized appreciation	Gross tax unrealized depreciation	Net tax unrealized appreciation (depreciation) on investments
$1,918,515	$54,912	$(247,066)	$(192,154)
As of December 31, 2019 the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Undistributed long-term gain	Other Timing Differences	Unrealized Appreciation	Capital Loss Carryforwards	Late Year Deferrals
$103,177	$—	$—	$68,491	$(40,769)	$—
The tax composition of distributions to shareholders for the years ended December 31, 2019 and December 31, 2018 were as follows:
	2019	2018
Ordinary income	$118,542	$294,811
Long-term capital gain	129,991	44,909
	$248,533	$339,720

■ Value Line VIP Equity Advantage Fund
  Notes to Financial Statements (Continued)

June 30, 2020 (unaudited)

5.
Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $4,774 was paid or payable to the Adviser for the six months ended June 30, 2020. This was computed at an annual rate of 0.50% of the average daily net assets of the Fund, during the period and paid monthly. The Adviser furnishes at its expense all necessary services, facilities, equipment and personnel for performing its services. The Fund pays legal, audit, bookkeeping, administration and accounting expenses and other expenses not required to be paid by the Adviser. The Adviser also provides persons, satisfactory to the Fund’s Board, to act as officers and employees of the Fund and pays their compensation.
The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities, LLC (the “Distributor”) in advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.40% of the Fund’s average daily net assets. For the six months ended June 30, 2020, fees amounting to $3,820, before fee waivers, were accrued under the Plan.
The Adviser and Distributor have contractually agreed to waive a portion of their advisory and Rule 12b-1 fees and the Adviser has further agreed to reimburse certain expenses of the Fund to the extent necessary to limit the Fund’s total annual operating expenses (other than those attributable to Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, and extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 1.25% of the Fund’s average daily net assets (the “Expense Limitation”). The Adviser and the Distributor may subsequently recover from the Fund reimbursed expenses and/or waived fees (within 3 years from the month in which the waiver/reimbursement occurred) to the extent that the Fund’s expense ratio is less than the Expense Limitation. The Expense Limitation can be terminated or modified before June 30, 2021 only with the agreement of the Board of the Fund. For the six months ended June 30, 2020, the Adviser waived fees of $4,774, reimbursed expenses of $43,973 and the Distributor waived fees of $3,820.
As of June 30, 2020, the Adviser and Distributor may seek reimbursement of the remaining waived fees and reimbursed expenses as follows:
Expiration for the 12 months ended:	Advisory Fees Waived and Expenses Reimbursed	Service and Distribution Plan Fees Waived
June 30, 2021	$62,038	$10,765
June 30, 2022	81,807	10,028
June 30, 2023	104,777	8,651
During the six months ended June 30, 2020, the Fund did not make any repayments to the Adviser or Distributor for previously waived or reimbursed fees.
The Fund has a Sub-Transfer Agency and Servicing Plan (the “sub TA plan”) which compensates financial intermediaries like GIAC as the sponsor insurance company that provide sub TA and related services to investors that hold their Fund shares in omnibus accounts maintained by the financial intermediaries with the Fund. The sub TA fee, which may be paid directly to the financial intermediary or indirectly via the Distributor, is equal to the lower of (i) the aggregate amount of additional transfer agency fees and expenses that the Fund would otherwise pay to the transfer agent if each subaccount in the omnibus account maintained by the financial intermediary with the Fund were a direct account with the Fund and (ii) the amount by which the fees charged by the financial intermediary for including the Fund on its platform and providing shareholder, sub TA and related services exceed the amount paid under the Fund’s Plan with respect to the Fund’s assets attributable to shares held by the financial intermediary in the omnibus account. In addition, the amount of sub TA fees payable by the Fund to all financial intermediaries in the aggregate is subject to a maximum cap of 0.05% of the Fund’s average daily net assets through May 31, 2020 and has been removed thereafter. If the sub TA fee is paid to financial intermediaries indirectly via the Distributor, the Distributor does not retain any amount thereof and such fee otherwise reduces the amount that the Distributor is contractually obligated to pay to the financial intermediary. For the six months ended June 30, 2020, the Distributor waived $1,262 in sub TA fees.
The Fund bears direct expenses incurred specifically on its behalf while common expenses of the Value Line Funds are allocated proportionately based upon each Fund’s respective net assets.

FACTORS CONSIDERED BY THE BOARD IN APPROVING CONTINUANCE
OF THE INVESTMENT ADVISORY AGREEMENT FOR VALUE LINE
VIP EQUITY ADVANTAGE FUND
The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees, including a majority of Trustees who are not “interested persons,” as that term is defined in the 1940 Act (the “Independent Trustees”), of the Value Line Funds Variable Trust (the “Trust”) to annually consider the continuance of the investment advisory agreement (the “Agreement”) between EULAV Asset Management (the “Adviser”) and Value Line VIP Equity Advantage Fund (the “Fund”), a series of the Trust.
As part of the process in considering the continuance of the Agreement, the Board requested, and the Adviser provided, such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Trustees met in executive sessions separately from the non-Independent Trustee of the Fund and any officers of the Adviser. In considering the continuance of the Agreement, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and representatives of Broadridge Financial Solutions, Inc., an independent mutual fund board consulting service.
Both in the meeting specifically focused upon the review of the Agreement and at other meetings, the Board, including the Independent Trustees, received materials relating to the Adviser’s investment and management services under the Agreement. These materials included information regarding, among other things: (i) the Fund’s investment performance, performance-related metrics and risk-related metrics over various periods of time and comparisons thereof to similar information regarding the Fund’s benchmark index, the Fund’s category of comparable funds (the “Category”) (as objectively classified, selected and prepared by Broadridge Financial Solutions, Inc. utilizing the classification system of Morningstar, Inc., an independent evaluation service (together, “Broadridge/Morningstar”)), and the Fund’s more narrow peer group of comparable funds (the “Peer Group”) (again, as objectively classified, selected and prepared by Broadridge/Morningstar); (ii) the Fund’s investment process, portfolio holdings, investment restrictions, valuation procedures, and financial statements; (iii) purchases and redemptions of the Fund’s shares; (iv) the Adviser’s view of the general investment outlook in the markets in which the Fund invests; (v) the arrangements with respect to the distribution of the Fund’s shares; (vi) the allocation and cost of the Fund’s brokerage (none of which was effected through any affiliate of the Adviser, including EULAV Securities LLC (the “Distributor”)); and (vii) the overall nature, quality and extent of services provided by the Adviser.
As part of their review, the Board requested, and the Adviser provided, additional information in order to evaluate the quality of the Adviser’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Trustees reviewed information, which included data comparing: (i) advisory, administrative, distribution, custody, accounting, audit, legal, transfer agency, and other non-management expenses incurred by the Fund to those incurred by the Fund’s Peer Group and Category; (ii) the Fund’s expense ratio to those of its Peer Group and Category; and (iii) the Fund’s investment performance, performance-related metrics and risk-related related metrics over various time periods to similar information regarding the Fund’s benchmark index, Peer Group and Category.
In classifying the Fund within the Category, Broadridge/Morningstar considered the characteristics of the Fund’s actual portfolio holdings over various periods of time relative to the market and other factors, such as a fund-of-funds structure, that distinguish a particular investment strategy under Broadridge/Morningstar’s methodology with the objective to permit meaningful comparisons. Broadridge/Morningstar classified the Fund within its Allocation — 85%+ Equity category and also included insurance funds classified within its Allocation — 70% to 85% Equity category in the Fund’s custom Category to permit more robust comparisons. The Category for the Fund was selected from amongst insurance funds with a Rule 12b-1 fee of more than 0.15%.
In preparing the Peer Group for the Fund, Broadridge/Morningstar considered the Fund’s most recent portfolio holdings in light of the same factors used in classifying the Fund within the Category, as well as additional factors including similarity of expense structure (e.g., same share class characteristics) and net asset size. Broadridge/Morningstar prepared the Peer Group for the Fund consisting of 9 other retail open-end and insurance fund-of-funds with similar investment style, expense structure and asset size as the Fund. In selecting the Fund’s Peer Group, Broadridge/Morningstar also included funds it classified within its Tactical Allocation category in order to identify peers that better matched the unique style and execution of the Fund, which invests almost exclusively in unaffiliated closed-end funds. The Fund’s Peer Group excluded funds investing exclusively in ETFs or proprietary open-end funds.
In their executive session, the Independent Trustees also reviewed information regarding: (a) the financial results and condition of the Adviser and the Distributor and their profitability from the services that have been performed for the

Fund and the Value Line family of funds; (b) the Adviser’s investment management staffing and resources; (c) the ownership, control and day-to-day management of the Adviser; (d) the Fund’s potential for achieving economies of scale; and (e) potential “fall-out” benefits to the Adviser. In support of its review of the statistical information, the Board discussed with Broadridge/Morningstar the description of the methodology used by Broadridge/Morningstar to determine the Fund’s Peer Group and Category and the results of the statistical information prepared by Broadridge/Morningstar.
The Board observed that there is a range of insurance companies from which persons may purchase variable insurance products as well as investment options available to prospective shareholders of the Fund, including other mutual funds underlying their variable insurance product, and that the Fund’s shareholders have chosen to invest in the Fund as well as to purchase the variable insurance product in which the Fund is an investment option from their insurance company.
The following summarizes matters considered by the Board in connection with its continuance of the Agreement. However, the Board did not identify any single factor as all-important or controlling, each Trustee may have weighed certain factors differently, and the summary does not detail all the matters that were considered.
Investment Performance.   The Board reviewed the Fund’s overall investment performance and compared it to its Peer Group, Category and, for the one-year and three-year periods, benchmark index, including considering as appropriate their respective relative risk profiles. The Board noted that the Fund outperformed the benchmark index, but underperformed the Peer Group and Category medians, for the one-year and three-year periods ended April 30, 2020. The Board also noted that the Fund’s performance was below the performance for the Peer Group and Category medians for the five-year period ended April 30, 2020.
The Adviser’s Personnel and Methods.   The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund’s portfolio, seeking to achieve the Fund’s investment objective and adhering to the Fund’s investment strategies. The Independent Trustees also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of the Fund’s investment operations. The Board viewed favorably: (i) the Adviser’s use of analytic tools in support of the portfolio management, compliance and shareholder relation functions which the Adviser previously committed resources to acquire and (ii) the continuity of the Adviser’s staff attributable in part to its actions taken to attract and retain personnel, including its ongoing improvements to employee benefit programs, and previous increases in base compensation and merit-based compensation for certain staff members to be more industry competitive; and (iii) the Adviser continues to receive the Value Line ranking systems without additional cost beyond amounts required to be paid under the Adviser’s charter document. The Board also considered the Adviser’s implementation of, and continued operations under, its business continuity plan in response to the COVID-19 Pandemic, including not only the Adviser’s operations but the Adviser’s oversight of other Fund service providers who also implemented and are operating under their business continuity plans. The Board concluded that the Fund’s management team and the Adviser’s overall resources (including human resources, financial capital and liquidity) were adequate and that the Adviser has investment management capabilities and personnel essential to performing its duties under the Agreement, including while operating remotely under the Adviser’s business continuity plan.
Adviser’s Fee.   The Board considered the Adviser’s fee rate under the Agreement relative to the advisory fee rate applicable to the funds in the Peer Group and Category before applicable fee waivers. The Board noted that a permanent reduction in the Adviser’s fee rate, effective July 1, 2017, under the Agreement decreased the annualized rate from 1.00% to 0.50% of the Fund’s average daily net assets. Before giving effect to fee waivers applicable to certain funds in the Peer Group and Category, the Board noted that, for the most recent fiscal year for which audited financial data is available, the Adviser’s advisory fee rate payable under the Agreement was more than the advisory fee rate of the Category median, but less than the advisory fee rate of the Peer Group median. After a review of the information provided to the Board (including the permanent fee reduction), the Board concluded that the Fund’s fee rate for compensation for the services provided under its Agreement was satisfactory for the purpose of approving continuance of the Agreement.
Expenses.   The Board also considered the Fund’s total expense ratio relative to its Peer Group and Category. The Board noted that, for the most recent fiscal year for which audited financial data is available, both before and after giving effect to the Fund’s existing fee waivers and fee waivers applicable to certain funds in the Peer Group and Category, the Fund’s expense ratio was greater than that of the Peer Group and Category medians. The Board was informed that the Fund’s total expense ratio was comparatively higher in part because the Fund’s relatively unique investment strategy of investing almost exclusively in closed-end funds relative to the different strategies of funds included in the Peer Group and Category. As a result, the Fund’s expense ratio includes the costs of investing in the underlying closed-end funds. The

Adviser, the Distributor and the Board agreed that the Distributor and then the Adviser will waive up to its total fee payable under the Fund’s Rule 12b-1 Plan and Agreement, respectively, and the Adviser will further reimburse certain expenses of the Fund, to the extent necessary to contractually limit the Fund’s total annual operating expenses (other than those attributable to acquired fund fees and expenses, interest, taxes, brokerage commissions, and extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 1.25% of the Fund’s average daily net assets during the period ending June 30, 2021 pursuant to an Expense Limitation Agreement. The Expense Limitation Agreement provides that the Adviser and the Distributor may subsequently recover from the Fund reimbursed expenses and/or waived fees (within 3 years from the month in which the waiver/reimbursement occurred) to the extent that the Fund’s total operating expenses (subject to the exclusions noted above) fall below an annualized rate of 1.25% or, if lower, the expense limitation in effect when the waiver or reimbursement occurred. The fee waivers and expense reimbursements under the Expense Limitation Agreement can be terminated or modified before June 30, 2021 only with the approval of the Board. After a review of the information provided to the Board, the Board concluded that the average expense ratio was satisfactory for the purpose of approving the continuance of the Agreement.
Nature, Extent and Quality of Services.   The Board considered the nature, extent and quality of other services provided by the Adviser and the Distributor. At meetings held throughout the year, the Board reviewed the resources and effectiveness of the Adviser’s overall compliance program, as well as the services provided by the Distributor. The Board viewed favorably the additional resources devoted by the Adviser to enhance its and the Fund’s overall compliance program and treasury function. The Board reviewed the services provided by the Adviser and the Distributor in supervising the Fund’s third-party service providers, including the Adviser’s recent request for proposal for transfer agency services that resulted in favorable fee concessions by the transfer agent for the Value Line fund family. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by the Adviser and the Distributor were satisfactory, reliable and beneficial to the Fund’s shareholders.
Profitability.   The Board considered the level of profitability of the Adviser and the Distributor with respect to the Fund individually and in the aggregate for all the funds within the Value Line group of funds, including the impact of the restructuring of the Adviser and Distributor in 2010 and certain actions taken during the current and prior years. These actions included the reduction (voluntary in some instances, contractual or permanent in other instances) of management, sub-transfer agency and/or Rule 12b-1 fees for certain funds, the Fund’s policy prohibiting the Adviser’s use of soft dollar research, and the cessation of trading through the Distributor. The Board also considered the Adviser’s continued attention to the rationalization and differentiation of funds within the Value Line group of funds to better identify opportunities for savings and efficiencies among the funds. The Board concluded that the profitability of the Adviser and the Distributor with respect to the Fund, including the financial results derived from the Fund’s Agreement, was within a range the Board considered reasonable.
Other Benefits.   The Board also considered the character and amount of other direct and incidental benefits received by the Adviser and the Distributor from their association with the Fund or the Trust. The Board concluded that potential “fall-out” benefits that the Adviser and the Distributor may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.
Economies of Scale.   The Board considered that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and that the addition of breakpoints to the fee structure was not currently necessary.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by the Adviser.   The Board was informed by the Adviser that it does not currently manage any non-mutual fund account that has similar objectives and policies as those of the Fund.
Conclusion.   The Board examined the totality of the information it was provided at the meeting specifically addressing approval of the Agreement and at other meetings held during the past year and did not identify any single controlling factor. Based on its evaluation of all material factors deemed relevant, in the exercise of its reasonable business judgment and with the advice of independent counsel, the Board concluded that the rate at which the Fund pays a fee to the Adviser under the Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining. Further, the Board concluded that the Agreement and Adviser’s fee rate thereunder, is fair and reasonable and voted to continue the Agreement. The Board recognized that it previously determined to liquidate and dissolve the Fund, which was anticipated to occur in July 2020.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. Regulatory filing of Forms N-PORT are available on the SEC’s website at http://www.sec.gov.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Item 5. Audit Committee of Listed Registrants

Not Applicable.

Item 6. Investments

Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By
Mitchell E. Appel, President

Date: __________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Mitchell E. Appel, President, Principal Executive Officer

By:
Christopher W. Roleke, Treasurer, Principal Financial Officer

Date:______________